Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2018	Jul. 02, 2018	Sep. 25, 2017	Jul. 01, 2016
Related Party Transaction [Line Items]
Interest expense		$ 38,695,000	$ 25,882,000	$ 22,400,000
Due to affiliates		0	163,037,000
Due from affiliates		59,800,000	37,400,000
Due to affiliate		183,800,000	271,500,000
2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Due to affiliates								$ 200,000,000
Six month loan
Related Party Transaction [Line Items]
Interest expense			5,000,000
Interest rate, percentage								10.00%
Outstanding principal balance of convertible debt								$ 100,000,000
Subordinated debt | Brookfield Promissory Note
Related Party Transaction [Line Items]
Interest expense		10,000,000	5,300,000	0
Accretion expense		2,700,000	2,200,000	0
Due to affiliates		168,500,000					$ 200,000,000	$ 200,000,000
Interest rate, percentage							10.00%
Non-cash accretion expense		31,500,000
Subordinated debt | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest rate, percentage								10.00%
Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Related Party Transaction [Line Items]
Interest expense		21,000,000	0	0
Interest rate, percentage					8.50%	8.50%
Brookfield
Related Party Transaction [Line Items]
Long-term debt			163,600,000
Petrojarl Knarr FPSO | Convertible Promissory Note
Related Party Transaction [Line Items]
Interest expense			3,200,000
Interest rate, percentage								6.50%
Outstanding principal balance of convertible debt								$ 100,000,000
Teekay Corporation | Affiliated entity | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest expense			14,600,000	10,000,000
Conventional tanker segment | Teekay Corporation | Affiliated entity
Related Party Transaction [Line Items]
Gain (loss) on contract termination	$ (4,000,000)		4,000,000
Line of Credit | Teekay Corporation And Brookfield
Related Party Transaction [Line Items]
Interest expense		5,000,000	$ 0	$ 0
Brookfield Promissory Note | Brookfield
Related Party Transaction [Line Items]
Early termination fee		$ 12,000,000